Restatement of prior period financial statements - Summary of Opening Balance Adjustment of IFRS 15 and IFRS 9 - Group Balance Sheet (Detail) - GBP (£) £ in Millions	Sep. 30, 2018		Apr. 01, 2018	Mar. 31, 2018		Sep. 30, 2017	Mar. 31, 2017
Non-currentassets
Intangible assets	£ 14,618		£ 14,455	£ 14,455	[1]
Property, plant and equipment	17,234		17,000	17,000	[1]
Investments	13,569		13,354	13,354	[1]
Trade and other receivables	436		431	317	[1]
Contract assets	239	[2]	198
Deferred tax assets	1,003		1,326	1,326	[1]
Other non-current assets			1,350
Non current assets	48,609		48,114	47,802	[1]
Current assets
Trade and other receivables	3,570		3,692	4,029	[1]
Contract assets	1,321	[2]	1,417
Cash and cash equivalents	421		521	521	[1]
Other current assets			4,009
Current assets	10,314		9,639	8,559	[1]
Current liabilities
Loans and other borrowings	4,290		2,298	2,298	[1]
Trade and other payables	5,771		5,781	7,190	[1]
Contract liabilities	1,343	[2]	1,406
Current tax liabilities	211		331	83	[1]
Other current liabilities			653
Current liabilities	12,275		10,469	10,224	[1]
Total assets less current liabilities	46,648		47,284	46,137	[1]
Non-current liabilities
Loans and other borrowings	15,317		13,038	13,038	[1]
Retirement benefit obligations	5,280		6,847	6,847	[1]
Other non-current liabilities			3,992
Non current liabilities	24,649		23,877	23,790	[1]
Equity
Share capital	2,172		2,172	2,172	[1]
Share premium	8,000		8,000	8,000	[1]
All other reserves	1,384		1,241	1,241	[1]
Retained earnings	10,443		11,994	10,934	[1]
Total equity	21,999		23,407	22,347	[1]	£ 19,772	£ 18,926
Total equity and Liabilities	£ 46,648		£ 47,284	46,137	[1]
Previously reported [member]
Non-currentassets
Intangible assets				14,455
Property, plant and equipment				17,000
Investments				13,354
Trade and other receivables				317
Deferred tax assets				1,243
Other non-current assets				1,350
Non current assets				47,719
Current assets
Trade and other receivables				4,029
Cash and cash equivalents				521
Other current assets				4,009
Current assets				8,559
Current liabilities
Loans and other borrowings				2,298
Trade and other payables				7,190
Current tax liabilities				83
Other current liabilities				653
Current liabilities				10,224
Total assets less current liabilities				46,054
Non-current liabilities
Loans and other borrowings				13,038
Retirement benefit obligations				6,371
Other non-current liabilities				3,905
Non current liabilities				23,314
Equity
Share capital				2,172
Share premium				8,000
All other reserves				1,241
Retained earnings				11,327
Total equity				22,740
Total equity and Liabilities				46,054
Pension adjustments [member]
Non-currentassets
Deferred tax assets				83
Non current assets				83
Current liabilities
Total assets less current liabilities				83
Non-current liabilities
Retirement benefit obligations				476
Non current liabilities				476
Equity
Retained earnings				(393)
Total equity				(393)
Total equity and Liabilities				83
Restated [member]
Non-currentassets
Intangible assets				14,455
Property, plant and equipment				17,000
Investments				13,354
Trade and other receivables				317
Deferred tax assets				1,326
Other non-current assets				1,350
Non current assets				47,802
Current assets
Trade and other receivables				4,029
Cash and cash equivalents				521
Other current assets				4,009
Current assets				8,559
Current liabilities
Loans and other borrowings				2,298
Trade and other payables				7,190
Current tax liabilities				83
Other current liabilities				653
Current liabilities				10,224
Total assets less current liabilities				46,137
Non-current liabilities
Loans and other borrowings				13,038
Retirement benefit obligations				6,847
Other non-current liabilities				3,905
Non current liabilities				23,790
Equity
Share capital				2,172
Share premium				8,000
All other reserves				1,241
Retained earnings				10,934
Total equity				22,347
Total equity and Liabilities				46,137
IFRS Adjustment [member]
Non-currentassets
Trade and other receivables				114
Contract assets				198
Non current assets				312
Current assets
Trade and other receivables				(337)
Contract assets				1,417
Current assets				1,080
Current liabilities
Trade and other payables				(1,409)
Contract liabilities				1,406
Current tax liabilities				248
Current liabilities				245
Total assets less current liabilities				1,147
Non-current liabilities
Other non-current liabilities				87
Non current liabilities				87
Equity
Retained earnings				1,060
Total equity				1,060
Total equity and Liabilities				£ 1,147

[1]	Restatement to reflect the update to our retirement benefit obligation. See Note 2 to the condensed consolidated financial statements
[2]	Contract assets and contract liabilities arise following the adoption of IFRS 15 on 1 April 2018. See note 1 to the condensed consolidated financial statements.